Jan. 31, 2019
FEDERATED INTERNATIONAL SMALL-MID COMPANY FUND

A Portfolio of Federated World Investment Series, Inc.

CLASS A SHARES (TICKER ISCAX)
CLASS C SHARES (TICKER ISCCX)
INSTITUTIONAL SHARES (TICKER ISCIX)

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2019

On August 16, 2019, the Board of Directors of the Federated International Small-Mid Company Fund (the “Fund”) approved the following change:

“Effective October 31, 2019, the 2% redemption fee will be eliminated.”

Accordingly, effective as of October 31, 2019, all references to the redemption fee in the Fund's Summary Prospectus, Prospectus and Statement of Additional Information are removed.